Description of the Plan (Details) - EBP 004	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	30.00%
Number of times participant may switch investment balances, quarterly	12
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched	8.00%
Employer contribution, matching percentage (maximum)	0.04
Employer contribution, company retirement contribution, amount funded	$ 60,600,000	$ 57,900,000
Employer contribution, additional company retirement contribution, amount funded	1,700,000	1,100,000
Minimum borrowing, amount	$ 500
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	4 years 6 months
Primary residence, borrowing term	15 years
Vesting service period	3 years
Forfeited, decrease from employer contribution	$ 4,200,000	$ 4,100,000
Non-Union Participant
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched	8.00%
Employer contribution, matching percentage (maximum)	0.04
Union Participant
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage (maximum)	0.01
Participant contribution, automatic deferral rate	2.00%